RELATED PARTY TRANSACTIONS - SwissMarine (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2021
Related Party Transaction [Line Items]
Shareholder loan			$ 2,752			$ 8,615
SwissMarine
Related Party Transaction [Line Items]
Shareholder loan			0		$ 10,700	$ 281
Subordinated shareholder loan, term					5 years
Variable interest rate (percent)					2.00%
Proceeds from repayments of shareholder loan - principal portion	$ 5,350
Proceeds from collection of long-term loans to related parties		$ 5,350
Revenue from related parties			$ 2,033	$ 12,977